Other liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Liabilities1 [Abstract]
Miscellaneous creditors	$ 312,443,900	$ 343,239,357
Short term personnel benefits	146,853,391	144,220,482
Other collections and withholdings	114,653,715	121,805,611
Other taxes payable	93,260,109	58,003,743
Advance collections	86,653,910	92,097,291
Dividends payable (see Note 39)	11,801,738	0
Long term personnel benefits	5,871,988	6,054,740
Contract liabilities	2,762,463	8,807,420
Termination benefits payable	1,230,000	5,630,401
Social security payable	907,452	1,272,839
Other	9,114,034	4,851,595
TOTAL	$ 785,552,700	$ 785,983,479